Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
Products	$ 7,552	$ 7,580	$ 7,502
Services	5,606	5,810	5,645
Total net sales	13,158	13,390	13,147
Cost of sales:
Products	6,673	6,665	6,666
Services	5,043	5,240	5,114
Total cost of sales	11,716	11,905	11,780
Impairment charge	43
Operating income	1,399	1,485	1,367
Interest and other income, net		21	19
Interest expense	204	236	245
Debt retirement charge	35	18	10
Income from continuing operations before income taxes	1,160	1,252	1,131
Provision for income taxes	296	428	374
Income from continuing operations	864	824	757
Income from discontinued operations, net of tax	104	142	154
Net income	968	966	911
Less: Net income attributable to noncontrolling interests	12	11	10
Net income attributable to L-3	956	955	901
Less: Net income allocable to participating securities	2	5	8
Net income allocable to L-3 Holdings' common shareholders	$ 954	$ 950	$ 893
Basic earnings per share allocable to L-3 Holdings' common shareholders:
Continuing operations	$ 8.17	$ 7.09	$ 6.34
Discontinued operations	$ 0.97	$ 1.22	$ 1.31
Basic earnings per share	$ 9.14	$ 8.31	$ 7.65
Diluted earnings per share allocable to L-3 Holdings' common shareholders:
Continuing operations	$ 8.08	$ 7.04	$ 6.30
Discontinued operations	$ 0.95	$ 1.21	$ 1.31
Diluted earnings per share	$ 9.03	$ 8.25	$ 7.61
Cash dividends paid per common share	$ 1.80	$ 1.60	$ 1.40
L-3 Holdings' weighted average common shares outstanding:
Basic	104.4	114.3	116.8
Diluted	105.6	115.1	117.4